Long-term Employee Benefits - Schedule of Amounts in Accumulated Other Comprehensive Income to be Amortized (Detail) - Successor [Member] $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial gains (losses)	$ (1.1)
Amortization of prior service (cost) credit	0.3
Total	(0.8)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial gains (losses)	0.0
Amortization of prior service (cost) credit	4.1
Total	$ 4.1